UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND



                       HAVERFORD QUALITY GROWTH STOCK FUND
                       ANNUAL REPORT            OCTOBER 31, 2004
--------------------------------------------------------------------------------




                                    HAVERFORD




                                      INVESTMENT ADVISER:
                                      HAVERFORD INVESTMENT MANAGEMENT, INC.


     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this report.
           Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2004
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .......................................................   1

Schedule of Investments ....................................................   2

Statement of Assets and Liabilities ........................................   4

Statement of Operations ....................................................   5

Statement of Changes in Net Assets .........................................   6

Financial Highlights .......................................................   7

Notes to Financial Statements ..............................................   8

Report of Independent Registered Public Accounting Firm ....................  13

Trustees and Officers of The Advisors' Inner Circle Fund ...................  14

Disclosure of Fund Expenses ................................................  22

Notice to Shareholders .....................................................  24

--------------------------------------------------------------------------------

The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-301-7212; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2004
--------------------------------------------------------------------------------
Dear Shareholder,

Since June 30, 2004, The Federal Reserve has increased the Fed Funds rate three times, 1/4 point each, to 1.75%. The measured pace of rate increases reflects confidence in the economy's underlying growth despite the price of oil reaching new highs. Manufacturing output remains strong, construction spending is at record levels, and auto sales have recently surged as consumer spending increased. Job growth has picked up and analysts are raising GDP forecasts for the third and fourth quarters.

Despite the rise in short-term rates, intermediate and long-term rates staged an unexpected and dramatic decline as the yield on the ten-year benchmark Treasury note moved from 4.80% in mid June to 4.02% by the end of October. This decline in rates came as the economy's growth rate began to moderate and inflation forecasts eased. Also, heavy buying by foreign central banks, such as China, added to the downward movement in rates. Mortgage-backed bond investors, fearful of another wave of mortgage refinancing, hedged their positions by buying Treasury bonds, further pushing down rates. These low rates continue to be helpful to the consumer and the economy.

The S&P 500 continues to trade in a narrow range with dividends almost entirely accounting for the year's positive performance. During the quarter, the Fund experienced a few high profile disappointments. We understand the concern created when blue chip companies, like Fannie Mae and Merck, stumble. Despite these temporary setbacks, the Fund is still experiencing strong double-digit earnings and dividend growth. We remain confident that the Fund is well positioned to take advantage of a shift into high quality growth stocks, which are at their most attractive valuation relative to large cap cyclical stocks since 1993.


Sincerely,

/s/Henry B. Smith

Henry B. Smith
Chief Investment Officer
Haverford Investment Management

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
SECTOR WEIGHTINGS (UNAUDITED)*:
--------------------------------------------------------------------------------
                              [Bar Chart Omitted]

Consumer Staples                                                          22.9%
Financials                                                                18.7%
Health Care                                                               17.0%
Consumer Discretionary                                                    15.9%
Informational Technology                                                  13.1%
Industrial                                                                 5.0%
Energy                                                                     4.8%
Cash Equivalent                                                            2.6%

* PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
COMMON STOCK -- 91.8%
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       -----------  ------------
CONSUMER DISCRETIONARY -- 15.0%
   Gannett ..........................................        6,200  $    514,290
   Home Depot .......................................       12,450       511,446
   Johnson Controls .................................        4,475       256,641
   McGraw-Hill ......................................        5,250       452,812
   Target ...........................................        4,925       246,349
                                                                    ------------
                                                                       1,981,538
                                                                    ------------

CONSUMER STAPLES -- 21.6%
   Anheuser-Busch ...................................        9,950       497,002
   Coca-Cola ........................................        9,150       372,039
   Colgate-Palmolive ................................        9,775       436,160
   PepsiCo ..........................................        7,825       387,964
   Procter & Gamble .................................        6,825       349,304
   Sysco ............................................       14,000       451,780
   Wal-Mart Stores ..................................        6,875       370,700
                                                                    ------------
                                                                       2,864,949
                                                                    ------------

ENERGY -- 4.5%
   Exxon Mobil ......................................       12,200       600,484
                                                                    ------------
FINANCIALS -- 17.7%
   Aflac ............................................        8,350       299,598
   American International Group .....................       10,725       651,115
   Citigroup ........................................       11,375       504,709
   MBNA .............................................       14,925       382,528
   Wells Fargo ......................................        8,400       501,648
                                                                    ------------
                                                                       2,339,598
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       -----------  ------------
HEALTH CARE -- 16.0%
   Abbott Laboratories ..............................        8,775  $    374,078
   Becton Dickinson .................................        4,850       254,625
   Johnson & Johnson ................................       10,675       623,206
   Medtronic ........................................        4,725       241,495
   Pfizer ...........................................       21,650       626,768
                                                                    ------------
                                                                       2,120,172
                                                                    ------------

INDUSTRIAL -- 4.7%
   General Electric .................................       18,275       623,543
                                                                    ------------
INFORMATION TECHNOLOGY -- 12.3%
   Automatic Data Processing ........................        8,875       385,086
   Intel ............................................       17,225       383,428
   International Business Machines ..................        4,075       365,731
   Microsoft ........................................       17,825       498,922
                                                                    ------------
                                                                       1,633,167
                                                                    ------------
   Total Common Stock
      (Cost $11,914,383) ............................                 12,163,451
                                                                    ------------
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 2.4%
--------------------------------------------------------------------------------
   SEI Daily Income Trust, Prime Obligation Fund
      (Cost $319,052) ...............................      319,052       319,052
                                                                    ------------
   Total Investments -- 94.2%
      (Cost $12,233,435) ............................               $ 12,482,503
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $13,253,207.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investments at Value (Cost $12,233,435) .........................   $12,482,503
Cash ............................................................        22,421
Receivable for Capital Shares Sold ..............................       801,376
Advisory Reimbursement Receivable ...............................        18,159
Deferred Offering Costs .........................................        16,625
Dividends Receivable ............................................        10,073
                                                                    -----------
   TOTAL ASSETS .................................................    13,351,157
                                                                    -----------

LIABILITIES:
Payable for Investment Securities Purchased .....................        55,104
Administration Fees Payable .....................................         8,493
Trustees' Fees Payable ..........................................         1,477
Accrued Expenses Payable ........................................        32,876
                                                                    -----------
   TOTAL LIABILITIES ............................................        97,950
                                                                    -----------
NET ASSETS ......................................................   $13,253,207
                                                                    ===========

NET ASSETS:
Paid-in-Capital (unlimited authorization -- no par value) .......   $13,021,120
Undistributed Net Investment Income .............................         5,494
Accumulated Net Realized Loss on Investments ....................       (22,475)
Unrealized Appreciation on Investments ..........................       249,068
                                                                    -----------
   NET ASSETS ...................................................   $13,253,207
                                                                    ===========

OUTSTANDING SHARES OF BENEFICIAL INTEREST .......................     1,358,762
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ........         $9.75
                                                                          =====




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                     JUNE 30,
                                                                     2004* TO
                                                                    OCTOBER 31,
                                                                       2004
                                                                    -----------
INVESTMENT INCOME
Dividends .......................................................      $ 14,232
                                                                       --------
   TOTAL INCOME .................................................        14,232
                                                                       ---------
EXPENSES
Administration Fees .............................................        33,698
Advisory Fees ...................................................         4,061
Trustees' Fees ..................................................         1,572
Audit Fees ......................................................        15,800
Transfer Agent Fees .............................................        14,940
Deferred Offering Costs .........................................        10,775
Printing Fees ...................................................         5,055
Legal Fees ......................................................         5,054
Custodian Fees ..................................................         2,033
Registration and Filing Fees ....................................         1,714
Other Expenses ..................................................           699
                                                                       --------
   TOTAL EXPENSES ...............................................        95,401
                                                                       --------

Less:
Waiver of Advisory Fees .........................................        (4,061)
Reimbursement of Other Operating Expenses .......................       (84,571)
                                                                       ---------
   NET EXPENSES .................................................         6,769
                                                                       ---------
NET INVESTMENT INCOME ...........................................         7,463
                                                                       --------
NET REALIZED LOSS ON INVESTMENTS ................................       (22,475)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ............       249,068
                                                                       --------
NET GAIN ON INVESTMENTS .........................................       226,593
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $234,056
                                                                       =========

  * COMMENCEMENT OF OPERATIONS




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      JUNE 30,
                                                                      2004* TO
                                                                    OCTOBER 31,
                                                                        2004
                                                                    -----------
OPERATIONS:
   Net Investment Income ........................................   $     7,463
   Net Realized Loss on Investments .............................       (22,475)
   Net Change in Unrealized Appreciation on Investments .........       249,068
                                                                    -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........       234,056
                                                                    -----------

DIVIDENDS:
   Net Investment Income ........................................        (1,969)
                                                                    -----------

CAPITAL SHARE TRANSACTIONS:
   Issued .......................................................    13,039,350
   In Lieu of Dividends .........................................         1,915
   Redeemed .....................................................       (20,145)
                                                                    -----------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ...    13,021,120
                                                                    -----------
   TOTAL INCREASE IN NET ASSETS .................................    13,253,207

NET ASSETS:
   Beginning of Period ..........................................            --
                                                                    -----------
   End of Period (Including Undistributed Net Investment Income
    of $5,494) ..................................................   $13,253,207
                                                                    ===========

SHARE TRANSACTIONS:
   Issued .......................................................     1,360,641
   In Lieu of Dividends .........................................           196
   Redeemed .....................................................        (2,075)
                                                                    -----------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ...     1,358,762
                                                                    ===========

   * COMMENCEMENT OF OPERATIONS




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                JUNE 30,
                                                                2004* TO
                                                              OCTOBER 31,
                                                                  2004
                                                              -----------
Net Asset Value, Beginning of Period ........................    $ 10.00
                                                                 --------
Loss from Investment Operations:
   Net Investment Income ....................................       0.04(1)
   Net Realized and Unrealized Loss .........................      (0.28)(1)(2)
                                                                 --------
   Total from Investment Operations .........................      (0.24)
                                                                 --------

Dividends:
   Net Investment Income ....................................      (0.01)
                                                                 --------
   Total Dividends ..........................................      (0.01)
                                                                 --------
Net Asset Value, End of Period ..............................    $  9.75
                                                                 ========
   TOTAL RETURN+ ............................................      (2.40)%**
                                                                 ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .......................    $13,253
Ratio of Expenses to Average Net Assets .....................       1.00%***
Ratio of Expenses to Average Net Assets
   (Excluding Waivers) ......................................      14.09%***
Ratio of Net Investment Income
   to Average Net Assets ....................................       1.10%***
Portfolio Turnover Rate .....................................          3%

  *  COMMENCEMENT OF OPERATIONS

 **  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

***  ANNUALIZED.

  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

(2) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 funds. The financial statements herein are those of the Haverford Quality Growth Stock Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

The Fund commenced operations on June 30, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

      EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

      OFFERING COSTS -- The Fund's offering costs, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, are amortized to expense over twelve months period from inception. As of October 31, 2004, $16,625 remained to be amortized.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund will distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $100,000 for the Fund, plus $75,000 for each additional fund created and $15,000 for each additional class created, or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of any amount above $500 million of the Fund's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.


5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Haverford Investment Management, Inc. (the "Adviser"), provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.00% of the Fund's average daily net assets.

Wachovia Bank, N.A. acts as the custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6. INVESTMENT TRANSACTIONS:

For the period ended October 31, 2004, the Fund made purchases of $12,053,207 and sales of $116,348 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. At October 31, 2004 there were no permanent book and tax differences.

The tax character of dividends and distributions paid during the period ended October 31, 2004 was all ordinary income.

As of October 31, 2004, the components of Distributable Earnings were as follows:

   Undistributed Ordinary Income                                    $ 14,440
   Capital Loss Carryforwards
   (Expiring October 31, 2012)                                       (22,475)
   Unrealized Appreciation                                           249,068
   Other Temporary Differences                                        (8,946)
                                                                    --------
   Total Distributable Earnings                                     $232,087
                                                                    ========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains.

For Federal income tax purposes, the cost of securities owned at October 31, 2004, and the net realized gains or losses on securities sold for the period were the same as amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at October 31, 2004, were as follows:

FEDERAL                APPRECIATED            DEPRECIATED         NET UNREALIZED
TAX COST               SECURITIES             SECURITIES           APPRECIATION
------------           -----------            -----------         --------------
$12,233,435              $334,881              $(85,813)             $249,068

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
8. OTHER:

At October 31, 2004, 77% of total shares outstanding were held by one record shareholder.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
Haverford Quality Growth Stock Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Haverford Quality Growth Stock Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2004, and the related statement of operations, statement of changes in net assets and the financial highlights for the period from June 30, 2004 (inception) through October 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Haverford Quality Growth Stock Fund of The Advisors' Inner Circle Fund as of October 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the period from June 30, 2004 (inception) through October 31, 2004, in conformity with U.S. generally accepted accounting principles.


/s/KPMG LLP

Philadelphia, Pennsylvania
December 22, 2004

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-301-7212. The following chart lists Trustees and Officers as of November 16, 2004.

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                         TERM OF                                    IN THE ADVISORS'
                        POSITION(S)    OFFICE AND                                   INNER CIRCLE FUND
  NAME, ADDRESS,         HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
       AGE1              THE TRUST    TIME SERVED2       DURING PAST 5 YEARS             MEMBER            HELD BY BOARD MEMBER3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JOHN T. COONEY            Trustee     (Since 1993)   Vice Chairman of Ameritrust            43         Trustee of The Advisors'
77 yrs. old                                          Texas N.A., 1989-1992, and                        Inner Circle Fund II, The MDL
                                                     MTrust Corp., 1985-1989.                          Funds, and The Expedition
                                                                                                       Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON       Trustee     (Since 1993)   Pennsylvania State University,         43         Member and Treasurer, Board
87 yrs. old                                          Senior Vice President,                            of Trustees of Grove City
                                                     Treasurer (Emeritus);                             College. Trustee of The
                                                     Financial and Investment                          Advisors' Inner Circle Fund
                                                     Consultant, Professor of                          II, The MDL Funds, and The
                                                     Transportation since 1984;                        Expedition Funds.
                                                     Vice President-Investments,
                                                     Treasurer, Senior Vice
                                                     President (Emeritus),
                                                     1982-1984. Director,
                                                     Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS          Trustee     (Since 1993)   Private investor from 1987 to          43         Trustee of The Advisor  Inner
75 yrs. old                                          present.  Vice President and                      Circle Fund II, The MDL
                                                     Chief Financial Officer,                          Funds, and The Expedition
                                                     Western Company of North                          Funds.
                                                     America (petroleum service
                                                     company), 1980-1986.
                                                     President of Gene Peters
                                                     and Associates (import
                                                     company), 1978-1980.
                                                     President and Chief Executive
                                                     Officer of Jos. Schlitz
                                                     Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY           Trustee     (Since 1994)   Attorney, solo practitioner            43         Trustee of The Advisors'
73 yrs. old                                          since 1994. Partner, Dechert                      Inner Circle Fund II, The MDL
                                                     (law firm), September                             Funds, The Expedition Funds,
                                                     1987-December 1993.                               State Street Research Funds,
                                                                                                       Massachusetts Health,
                                                                                                       Education Tax-Exempt Trust,
                                                                                                       SEI Asset Allocation Trust,
                                                                                                       SEI Daily Income Trust, SEI
                                                                                                       Index Funds, SEI
                                                                                                       Institutional International
                                                                                                       Trust, SEI Institutional
                                                                                                       Investments Trust, SEI
                                                                                                       Institutional Managed Trust,
                                                                                                       SEI Liquid Asset Trust, SEI
                                                                                                       Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

                                      14-15

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                            TERM OF                                   IN THE ADVISORS'
                           POSITION(S)    OFFICE AND                                  INNER CIRCLE FUND
     NAME, ADDRESS,         HELD WITH      LENGTH OF    PRINCIPAL OCCUPATION(S)       OVERSEEN BY BOARD      OTHER DIRECTORSHIPS
          AGE1              THE TRUST    TIME SERVED2     DURING PAST 5 YEARS              MEMBER           HELD BY BOARD MEMBER3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J. SULLIVAN, JR.      Trustee     (Since 1999)   Chief Executive Officer,              43         Trustee, State Street
62 yrs. old                                             Newfound Consultants, Inc.                       Navigator Securities
                                                        since April 1997. General                        Lending Trust, since 1995.
                                                        Partner, Teton Partners,                         Trustee of The Advisors'
                                                        L.P., June 1991-December                         Inner Circle Fund II, The
                                                        1996; Chief Financial                            MDL Funds, The Expedition
                                                        Officer, Nobel Partners,                         Funds, SEI Asset
                                                        L.P., March 1991-December                        Allocation Trust, SEI
                                                        1996. Treasurer and Clerk,                       Daily Income Trust, SEI
                                                        Peak Asset Management, Inc.,                     Index Funds, SEI
                                                        since 1991.                                      Institutional
                                                                                                         International Trust, SEI
                                                                                                         Institutional Investments
                                                                                                         Trust, SEI Institutional
                                                                                                         Managed Trust, SEI Liquid
                                                                                                         Asset Trust, SEI Tax Exempt
                                                                                                         Trust, SEI Absolute Return
                                                                                                         Master Fund, L.P., SEI
                                                                                                         Opportunity Master Fund,
                                                                                                         L.P., SEI Absolute Return
                                                                                                         Fund, L.P. and SEI
                                                                                                         Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER             Chairman    (Since 1991)   Currently performs various           43          Trustee of The Advisors'
58 yrs. old                of the Board                 services on behalf of SEI                        Inner Circle Fund II,
                           of Trustees                  Investments for which Mr.                        Bishop Street Funds, The
                                                        Nesher is compensated.                           Expedition Funds, The MDL
                                                        Executive Vice President of                      Funds, SEI Asset
                                                        SEI Investments, 1986-1994.                      Allocation Trust, SEI
                                                        Director and Executive Vice                      Daily Income Trust, SEI
                                                        President of the Administrator                   Index Funds, SEI
                                                        and the Distributor, 1981-1994.                  Institutional International
                                                                                                         Trust, SEI Institutional
                                                                                                         Investments Trust, SEI
                                                                                                         Institutional Managed
                                                                                                         Trust, SEI Liquid Asset
                                                                                                         Trust, SEI Tax Exempt
                                                                                                         Trust, SEI Opportunity
                                                                                                         Master Fund, L.P., SEI
                                                                                                         Opportunity Fund, L.P.,
                                                                                                         SEI Absolute Return Master
                                                                                                         Fund, L.P., SEI Absolute
                                                                                                         Return Fund, L.P., SEI
                                                                                                         Global Master Fund, PLC,
                                                                                                         SEI Global Assets Fund,
                                                                                                         PLC, SEI Global Investments
                                                                                                         Fund, PLC and SEI
                                                                                                         Investments Global,
                                                                                                         Limited.
------------------------------------------------------------------------------------------------------------------------------------
1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

                                      16-17

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                              TERM OF                                       IN THE ADVISORS'
                             POSITION(S)    OFFICE AND                                      INNER CIRCLE FUND  OTHER DIRECTORSHIPS
     NAME, ADDRESS,           HELD WITH      LENGTH OF       PRINCIPAL OCCUPATION(S)           OVERSEEN BY           HELD BY
          AGE1                THE TRUST    TIME SERVED2        DURING PAST 5 YEARS            BOARD MEMBER        BOARD MEMBER3
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
-------------------------

WILLIAM M. DORAN               Trustee      (Since 1992)  Self-Employed Consultant since          43           Director of SEI
1701 Market Street                                        2003. Partner, Morgan, Lewis &                       Investments Company
Philadelphia, PA 19103                                    Bockius LLP (law firm), counsel                      and SEI Investments
64 yrs. old                                               to the Trust, SEI  Investments,                      Distribution Co.,
                                                          the Administrator and the                            Trustee of The
                                                          Distributor from 1976-2003.                          Advisors' Inner
                                                          Director of the Distributor                          Circle Fund II, The
                                                          since 2003. Director of SEI                          MDL Funds, The
                                                          Investments since 1974;                              Expedition Funds,
                                                          Secretary of SEI Investments                         SEI Asset Allocation
                                                          since 1978.                                          Trust, SEI Daily
                                                                                                               Income Trust, SEI
                                                                                                               Index Funds, SEI
                                                                                                               Institutional
                                                                                                               International Trust,
                                                                                                               SEI Institutional
                                                                                                               Investments Trust,
                                                                                                               SEI Institutional
                                                                                                               Managed Trust, SEI
                                                                                                               Liquid Asset Trust
                                                                                                               and SEI Tax Exempt
                                                                                                               Trust.
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

JAMES F. VOLK, CPA            President     (Since 2003)  Senior Operations Officer, SEI          N/A                  N/A
42 yrs. old                                               Funds Accounting and
                                                          Administration since 1996.
                                                          Assistant Chief Accountant for
                                                          the U.S. Securities and Exchange
                                                          Commission from 1993-1996.
----------------------------------------------------------------------------------------------------------------------------------
PETER GOLDEN                Controller and  (Since 2004)  Director, SEI Investments,              N/A                  N/A
40 yrs. old                Chief Financial                Fund Accounting and
                               Officer                    Administration since June 2001.
                                                          From March 2000 to 2001, Vice
                                                          President of Funds
                                                          Administration for J.P. Morgan
                                                          Chase & Co. From 1997 to 2000,
                                                          Vice President of Pension and
                                                          Mutual Fund Accounting for
                                                          Chase Manhattan Bank.
----------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI         Chief Compliance (Since 2004)  Vice President and Assistant            N/A                  N/A
36 yrs. old                    Officer                    Secretary of SEI Investments
                                                          Global Funds Services and SEI
                                                          Investments Distribution Co.
                                                          from 2000-2004; Vice President,
                                                          Merrill Lynch & Co. Asset
                                                          Management Group from 1998-2000;
                                                          Associate at Pepper Hamilton LLP
                                                          from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
1  The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                      18-19

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                              TERM OF                                       IN THE ADVISORS'
                            POSITION(S)     OFFICE AND                                      INNER CIRCLE FUND
     NAME, ADDRESS,          HELD WITH       LENGTH OF        PRINCIPAL OCCUPATION(S)          OVERSEEN BY     OTHER DIRECTORSHIPS
          AGE1               THE TRUST      TIME SERVED         DURING PAST 5 YEARS              OFFICER         HELD BY OFFICER
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

JAMES NDIAYE               Vice President   (Since 2004)  Employed by SEI Investments              N/A                 N/A
36 yrs. old                and Secretary                  Company since 2004. Vice
                                                          President, Deutsche Asset
                                                          Management from 2003-2004.
                                                          Associate, Morgan, Lewis &
                                                          Bockius LLP from 2000-2003.
                                                          Counsel, Assistant Vice
                                                          President, ING Variable
                                                          Annuities Group from 1999-2000.
----------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO           Vice President   (Since 2000)  General Counsel, Vice President          N/A                 N/A
36 yrs. old                and Assistant                  and Secretary of SEI Investments
                             Secretary                    Global Funds Services since
                                                          1999; Associate, Dechert
                                                          (law firm) from 1997-1999;
                                                          Associate, Richter, Miller &
                                                          Finn (law firm) from 1994-1997.
----------------------------------------------------------------------------------------------------------------------------------
JOHN MUNERA                Vice President   (Since 2002)  Middle Office Compliance Officer         N/A                 N/A
41 yrs. old                and Assistant                  at SEI Investments since 2000;
                             Secretary                    Supervising Examiner at Federal
                                                          Reserve Bank of Philadelphia
                                                          from 1998-2000.
----------------------------------------------------------------------------------------------------------------------------------
PHILIP T. MASTERSON        Vice President   (Since 2004)  Employed by SEI Investments              N/A                 N/A
40 yrs. old                and Assistant                  Company since 2004. General
                             Secretary                    Counsel, CITCO Mutual Fund
                                                          Services from 2003-2004. Vice
                                                          President and Associate Counsel,
                                                          Oppenheimer Funds from 2001-2003
                                                          and Vice President and Assistant
                                                          Counsel, from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
1  The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                      20-21

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.


The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            BEGINNING     ENDING      ANNUALIZED      EXPENSES
                             ACCOUNT     ACCOUNT     EXPENSE RATIO      PAID
                              VALUE       VALUE         FOR THE      DURING THE
                            6/30/04*     10/31/04       PERIOD        PERIOD**
--------------------------------------------------------------------------------
HAVERFORD QUALITY GROWTH STOCK FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN          $1,000.00    $  976.00       1.00%         $3.32

HYPOTHETICAL 5% RETURN       1,000.00     1,013.44       1.00           3.38
--------------------------------------------------------------------------------
 *Commencement of Operations.

**Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 123/366 (to reflect one-third year period).

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2004, tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2004, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2004, the Fund is designating the following items with regard to distributions paid during the year.

                    LONG TERM                                                     QUALIFYING
                   (15% RATE)      ORDINARY                                     DIVIDEND INCOME
                  CAPITAL GAIN      INCOME           TOTAL        QUALIFYING     (15% TAX RATE
PORTFOLIO         DISTRIBUTIONS  DISTRIBUTIONS   DISTRIBUTIONS   DIVIDEND (1)    FOR QDI) (2)
-----------       -------------  -------------   -------------   ------------   ---------------
Haverford Growth
   Stock Fund ...     0.00%         100.00%         100.00%         28.97%          26.77%


(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND ARE REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDER FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2004. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED WITH YOUR 2004 FORM 1099-DIV.

                                     NOTES

                       HAVERFORD QUALITY GROWTH STOCK FUND
                                 P.O. Box 219745
                              Kansas City, MO 64121
                                  866-301-7212

                                    ADVISER:
                      Haverford Investment Management, Inc.
                    Three Radnor Corporate Center, Suite 450
                                Radnor, PA 19087

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                          INDEPENDENT REGISTERED PUBLIC
                                ACCOUNTING FIRM:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103


    This information must be preceded or accompanied by a current prospectus for the Portfolios described.


HIM-AR-001-0100

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit          $317,500            N/A               N/A            $348,000             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A            $5,000(1)            N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A               N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


    Notes:
       (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


    Fees billed by PricewaterhouseCoopers LLP (PwC) related to the Trust

    PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ------------------------------------------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                    services to the   services to       and services to    services to the   services to       and services to
                    Trust that were   service           service            Trust that were   service           service
                    pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                      were pre-         did not require
                                      approved          pre-approval                         approved          pre-approval
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (a)     Audit          $251,280            N/A               N/A             $213,375             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (b)     Audit-           $0             $10,780(1)         $8,500(2)            N/A            $5,045(1)            N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A                N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A                N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------

Notes:
    (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
    (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

            -------------------------- ---------------- ----------------
                                             2004             2003
            -------------------------- ---------------- ----------------
             Audit-Related Fees               0%               0%

            -------------------------- ---------------- ----------------
             Tax Fees                         0%               0%

            -------------------------- ---------------- ----------------
             All Other Fees                   0%               0%

            -------------------------- ---------------- ----------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

         ---------------------------- ---------------- ----------------
                                            2004             2003
         ---------------------------- ---------------- ----------------
          Audit-Related Fees                44%               0%

         ---------------------------- ---------------- ----------------
          Tax Fees                           0%               0%

         ---------------------------- ---------------- ----------------
          All Other Fees                     0%               0%

         ---------------------------- ---------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller & CFO

Date: December 22, 2004

* Print the name and title of each signing officer under his or her signature.